                          VAN KAMPEN TAX EXEMPT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED MARCH 29, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The information on the inside back cover of the Prospectus under the heading BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000 and Fernando Sisto, effective December 31, 2000.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel*, effective May 31, 2000, by deleting and replacing Stephen L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, effective April 17, 2000, by deleting and replacing Edward C. Wood, III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000, and by adding John
R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President; effective June 7, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                     HYM SPT 525
                                                                      50 150 250

                          VAN KAMPEN TAX EXEMPT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN HIGH YIELD MUNICIPAL FUND

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 29, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first and second paragraphs in the section entitled "INITIAL AND VARIATION MARGIN" under the "INVESTMENT OBJECTIVE POLICIES AND RISKS -- FUTURES CONTRACTS AND RELATED OPTIONS" section is hereby deleted in its entirety and replaced with the following:

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, the Fund is required to deposit an amount of cash or liquid securities equal to a percentage (which will range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when the Fund purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Fund receives a variation margin payment equal to that increase in value. Conversely, where the Fund purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Fund is required to make a variation margin payment.

     (2) The section entitled "TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000 and Fernando Sisto, effective December 31, 2000.

     (3) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Edward C. Wood, III and Stephen L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd......................  Executive Vice President and Chief Investment Officer of Van
Date of Birth: 11/16/40                Kampen Investments, and President and Chief Operating
Executive Vice President and           Officer of the Advisers. Executive Vice President and Chief
Chief Investment Officer               Investment Officer of each of the funds in the Fund Complex
Age: 60                                and certain other investment companies advised by the
                                       Advisers or their affiliates. Prior to April 2000, Vice
                                       President and Chief Investment Officer of the Advisers.
                                       Prior to October 1998, Vice President and Senior Portfolio
                                       Manager with AIM Capital Management, Inc. Prior to February
                                       1998, Senior Vice President and Portfolio Manager of Van
                                       Kampen American Capital Asset Management, Inc., Van Kampen
                                       American Capital Investment Advisory Corp. and Van Kampen
                                       American Capital Management, Inc.
John H. Zimmermann, III..............  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                Investments, President and Director of the Distributor and
Vice President                         President of Van Kampen Insurance Agency of Illinois Inc.
Age: 43                                Vice President of each of the funds in the Fund Complex.
                                       From November 1992 to December 1997, Senior Vice President
                                       of the Distributor.

Richard A. Ciccarone.................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 06/15/52                Department of the Advisers, Van Kampen Management Inc. and
Vice President                         Van Kampen Advisors Inc. Prior to May 2000, he served as
Age: 48                                Co-head of Municipal Investments and Director of Research of the Advisers, Van Kampen Management Inc. and Van Kampen
                                       Advisors Inc. Mr. Ciccarone first joined the Adviser in June
                                       1983, and worked for the Adviser until May 1989, with his
                                       last position being a Vice President. From June 1989 to
                                       April 1996, he worked at EVEREN Securities (formerly known as Kemper Securities), with his last position at EVEREN
                                       being an Executive Vice President. Since April 1996, Mr.
                                       Ciccarone has been a Senior Vice President of the Advisers,
                                       Van Kampen Management Inc. and Van Kampen Advisors Inc.
John R. Reynoldson...................  Senior Vice President and Co-head of the Fixed Income
Date of Birth: 05/15/53                Department of the Advisers, Van Kampen Management Inc. and
Vice President                         Van Kampen Advisors Inc. Prior to May 2000, he managed the
Age: 47                                investment grade taxable group for the Adviser since July
                                       1999. From July 1988 to June 1999, he managed the government securities bond group for Asset Management. Mr. Reynoldson has been with Asset Management since April 1987, and has
                                       been a Senior Vice President of Asset Management since July
                                       1988. He has been a Senior Vice President of the Adviser and
                                       Van Kampen Management Inc. since June 1995 and Senior Vice
                                       President of Van Kampen Advisors Inc. since June 2000.

     (4) The footnote to the "CLASS A SHARES SALES CHARGE TABLE" at the end of the second paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby deleted in its entirety and replaced with the following:

          * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within one year of purchase. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. For single purchases of $20 million or more by an individual retail investor the Distributor will pay, at the time of purchase and directly out of the Distributor's assets (and not out of the Fund's assets), a commission or transaction fee of 1.00% to authorized dealers who initiate and are responsible for such purchases. The commission or transaction fee of 1.00% will be computed on a percentage of the dollar value of such shares sold.

     (5) The section entitled "OTHER INFORMATION -- CUSTODY OF ASSETS" is hereby deleted in its entirety and replaced with the following:

     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. The custodian also provides accounting services to the Fund.

     (6) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

INDEPENDENT AUDITORS

     Independent auditors for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent auditors, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent auditors effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent auditors was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MF SPT SAI 3